Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets
Holding company cash and investments (including assets pledged for derivative obligations - $111.0; December 31, 2020 - $79.5)	$ 1,478.3	$ 1,252.2
Insurance contract receivables	6,883.2	5,816.1
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $1,246.4;December 31, 2020 - $751.9)	11,685.4	4,467.1
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	6,104.0	6,439.6
Total portfolio investments	51,697.4	42,108.6
Deferred premium acquisition costs	1,924.1	1,543.7
Recoverable from reinsurers (including recoverables on paid losses - $884.3; December 31, 2020 - $686.8)	12,090.5	10,533.2
Deferred income tax assets	522.4	713.9
Goodwill and intangible assets	5,928.2	6,229.1
Other assets	6,121.3	5,857.2
Total assets	86,645.4	74,054.0
Liabilities
Accounts payable and accrued liabilities	4,985.4	4,996.1
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)	152.9	189.4
Deferred income tax liabilities	598.8	356.4
Insurance contract payables	4,493.5	2,964.0
Insurance contract liabilities	47,346.5	39,206.8
Borrowings	7,753.0	8,814.0
Total liabilities	65,330.1	56,526.7
Equity
Shareholders' equity attributable to shareholders of Fairfax	16,385.1	13,856.6
Non-controlling interests	4,930.2	3,670.7
Total equity	21,315.3	17,527.3
Total liabilities and total equity	86,645.4	74,054.0
Common shares
Equity
Equity in stock	15,049.6	12,521.1
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5
Portfolio investments
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $1,246.4;December 31, 2020 - $751.9)	21,799.5	13,197.8
Bonds (cost $13,836.3; December 31, 2020 - $14,916.1)	14,091.2	15,734.6
Preferred stocks (cost $576.6; December 31, 2020 - $268.3)	2,405.9	605.2
Common stocks (cost $4,717.2; December 31, 2020 - $4,635.5)	5,468.9	4,599.1
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	4,755.1	4,381.8
Investment in associate held for sale (fair value nil; December 31, 2020 - $729.5)		729.5
Derivatives and other invested assets (cost $888.2; December 31, 2020 - $944.4)	991.2	812.4
Assets pledged for derivative obligations (cost $119.6; December 31, 2020 - $196.1)	119.6	196.4
Total portfolio investments	51,697.4	42,108.6
Portfolio investments | Non-insurance companies, Fairfax India
Portfolio investments
Fairfax India cash, portfolio investments and associates (fair value $3,336.4; December 31, 2020 - $2,791.0)	2,066.0	1,851.8
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	6,129.3	6,614.0
Non-insurance companies
Portfolio investments
Other assets	3,195.6	3,868.5
Liabilities
Accounts payable and accrued liabilities	2,077.2	2,566.4
Borrowings	$ 1,623.7	$ 2,200.0